================================================================================
American AAdvantage Select Funds


LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
Fellow Shareholders:

I am pleased to present you with the Annual Report for the American AAdvantage Select Funds for the twelve-month period ended December 31, 2002. This has been a difficult time for investors. We experienced a third consecutive year of stock market losses, something that had not happened since World War II. Investors encountered languishing corporate profits, well-publicized corporate scandals, worsening unemployment statistics, and a potential war with Iraq. The year ended with the Fed Funds rate at an all time low of 1.25%.

The Money Market Select Fund returned 1.81% for the year, outperforming the Lipper Institutional Money Market Average return of 1.49%. The U.S. Government Money Market Select Fund outpaced the Lipper Institutional U.S. Government Money Market Average with a return of 1.74% versus 1.46% for the Average.

The Fed Funds rate was lowered in November by 50 basis points, which provided a slight boost to markets at year-end. It appears that the Federal Reserve is in no hurry to raise rates. Thus, we will continue to closely monitor the Federal Reserve for signs of changing interest rates and structure the Funds accordingly.

We value the trust you have placed in the American AAdvantage Select Funds. I would like to emphasize that we are committed to do everything possible to continue to earn this trust by positioning the Funds to achieve their investment objectives in a sound and prudent manner.

Please review the enclosed portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. Should you have any questions about the enclosed information, please do not hesitate to contact us at 800-967-9009. You may also access fund and account information at www.aafunds.com. Thank you for your continued confidence in the American AAdvantage Select Funds.


                                                Sincerely,


                                                William F. Quinn
                                                President
                                                American AAdvantage Select Funds

================================================================================
American AAdvantage Select Funds


MARKET AND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

As 2002 began, the Federal Reserve (the "Fed") had just concluded its most aggressive reduction of the overnight rate in history. As the economy showed signs of recovery during the first quarter, investors anticipated some tightening by the Fed. However, as business spending remained sluggish, Fed policy makers chose to leave the 1.75% rate unchanged for much of the year in an attempt to avoid a "double dip" recession. Economic recovery was also hampered by corporate malfeasance and geopolitical risks. In response to the malaise hanging over the economy, President Bush initiated changes to his economic team and introduced a stimulus package that included aggressive tax cuts.

Consumers remained resilient throughout the year, as the low interest rate environment spurred further home and auto buying as well as mortgage refinancing. The capital spending sector of the economy remained stagnant, as businesses were hesitant to purchase new plants and equipment. This resulted in little or no new hiring, as evidenced by a rise in unemployment to 6.0% in December, matching an eight-year high. Other data continued to display a mixed picture at best. The holiday shopping season proved to be the worst in decades for retailers. It will take heavy post-holiday discounting to clear inventories, while decreasing profitability. Indeed, we believe it will be difficult for the recovery to gain much traction until these market indicators improve.

The year ended with many uncertainties around the world that need to be resolved before we see investor confidence restored. A potential war with Iraq remains a real possibility, despite the efforts of United Nations weapons inspectors. Additionally, a strike in Venezuela continues in protest against President Hugo Chavez. The latest instability in North Korea has also added to global uncertainties. These events undoubtedly can have a significant impact on the U.S market, with oil prices already soaring to new highs.

Credit concerns remain at the forefront of portfolio analysis. The debt market was forced to weather the worst year for bankruptcies in history; downgrades far outweighed upgrades. Near year-end, the Fed lowered the Fed Funds rate by 0.50% in an effort to stimulate additional consumer spending.

The American AAdvantage Money Market Select Fund adopted a neutral stance at the beginning of the year as potential rate hikes loomed on the horizon. It soon became evident that the economy was not recovering as expected, and a stable interest rate environment was a more likely scenario. The Fund's weighted-average maturity was then extended out near 60 days by purchasing longer, fixed-rate products, primarily six-month asset-backed commercial paper. This strategy enabled the Fund to lock in higher rates, and in doing so, outperform its benchmark when the Fed lowered the overnight rate by 50 basis points at their November meeting.

For the year ended December 31, 2002, the total return of the American AAdvantage Money Market Select Fund was 1.81%. The Fund outperformed the Lipper Institutional Money Market Average return of 1.49% by 32 basis points. Lipper Analytical Services ranked the Fund 17th among its universe of 262 Institutional Money Market Funds for the year ended December 31, 2002.

With the market signaling an interest rate increase at the June Fed meeting, the American AAdvantage U.S. Government Money Market Select Fund maintained a neutral weighted-average maturity early in the year. However, the economic recovery did not materialize as expected, and it became evident that the Fed would maintain a stable interest rate environment. The weighted-average maturity of the Fund was extended beyond 45 days for the remainder of the year through purchases of longer, fixed-rate notes enabling the Fund to lock in higher yields. This strategy worked well, as the Fed lowered the Fed Funds rate in November.

For the year ended December 31, 2002, the total return of the American AAdvantage U.S. Government Money Market Select Fund was 1.74%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 1.46% by 28 basis points. Lipper Analytical Services ranked the Fund 10th among its universe of 136 Institutional U.S. Government Money Market Funds for the year ended December 31, 2002.


PORTFOLIO STATISTICS AS OF DECEMBER 31, 2002

                          Money Market     U.S. Government
7-day Current Yield*           1.34%             1.28%
7-day Effective Yield*         1.35%             1.29%
30-day Yield*                  1.39%             1.28%
Weighted Average
Maturity                      37 Days           41 Days
Moody's Rating                  Aaa               Aaa


* Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

MONEY MARKET PORTFOLIO
TOP TEN HOLDINGS AS OF DECEMBER 31, 2002

   American Honda Finance Corporation                                         6.2%
   General Electric Capital Corporation                                       5.7%
   General Electric Capital Assurance Co                                      5.5%
   Goldman Sachs Group, LP                                                    5.5%
   Edison Asset Securitization                                                5.4%
   National City Bank                                                         5.4%
   Metropolitan Life Insurance Company                                        4.6%
   Stellar Funding Group, Incorporated                                        4.3%
   Bank One, NA                                                               4.3%
   Long Lane Master Trust IV                                                  3.8%

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees American AAdvantage Select Funds

We have audited the accompanying statements of assets and liabilities of the American AAdvantage Money Market Select Fund and the American AAdvantage U.S. Government Money Market Select Fund (collectively, "the Funds") (separate funds comprising the American AAdvantage Select Funds) as of December 31, 2002, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2002, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective American AAdvantage Select Funds at December 31, 2002, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ ERNST & YOUNG LLP

Dallas, Texas
February 14, 2003

================================================================================
American AAdvantage Select Funds


STATEMENTS OF ASSETS AND LIABILITIES December 31, 2002
--------------------------------------------------------------------------------
 in thousands, except share and per share amounts

                                                             MONEY MARKET      U.S. GOVERNMENT
                                                            ---------------    ---------------
ASSETS:
     Investment in Portfolio, at value ..................   $     5,034,957    $       110,041
     Receivable for expense
       reimbursement (Note 2) ...........................                --                  3
     Other ..............................................                --                  2
                                                            ---------------    ---------------
TOTAL ASSETS ............................................         5,034,957            110,046
                                                            ---------------    ---------------
Liabilities:
     Dividends payable ..................................             4,698                 32
     Other liabilities ..................................               225                 --
                                                            ---------------    ---------------
TOTAL LIABILITIES .......................................             4,923                 32
                                                            ---------------    ---------------
                                                            ---------------    ---------------
Net assets ..............................................   $     5,030,034    $       110,014
                                                            ===============    ===============

Analysis of Net Assets:
     Paid-in-capital ....................................   $     5,030,041    $       110,014
     Undistributed net investment income ................                 2                 --
     Accumulated net realized loss ......................                (9)                --
                                                            ---------------    ---------------
NET ASSETS ..............................................   $     5,030,034    $       110,014
                                                            ===============    ===============


Shares outstanding (no par value) .......................     5,030,040,725        110,013,592
                                                            ===============    ===============


Net asset value, offering and redemption price per share    $          1.00    $          1.00
                                                            ===============    ===============

                             See accompanying notes

================================================================================
American AAdvantage Select Funds


STATEMENTS OF OPERATIONS Year Ended December 31, 2002
--------------------------------------------------------------------------------
 in thousands

                                                             MONEY MARKET      U.S. GOVERNMENT
                                                            ---------------    ---------------
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
       Interest income ..................................   $       128,231    $           856
       Portfolio expenses ...............................            (7,111)               (53)
                                                            ---------------    ---------------
              NET INVESTMENT INCOME ALLOCATED
                   FROM PORTFOLIO .......................           121,120                803
                                                            ---------------    ---------------
Fund Expenses:
       Transfer agent fees ..............................                89                 --
       Professional fees ................................                27                  8
       Registration fees and expenses ...................              (134)                --
       Other expenses ...................................                94                  6
                                                            ---------------    ---------------
             TOTAL FUND EXPENSES ........................                76                 14
                                                            ---------------    ---------------
              Less reimbursement of expenses (Note 2)  ..                --                 13
                                                            ---------------    ---------------
                NET FUND EXPENSES .......................                76                  1
                                                            ---------------    ---------------
Net investment income ...................................           121,044                802
                                                            ---------------    ---------------
Realized Gain (Loss) Allocated From Portfolio:
       Net realized gain (loss) on investments ..........                (9)                 5
                                                            ---------------    ---------------
             NET GAIN (LOSS) ON INVESTMENTS .............                (9)                 5
                                                            ---------------    ---------------
Net increase in net assets resulting from
       operations .......................................   $       121,035    $           807
                                                            ===============    ===============


                             See accompanying notes

================================================================================
American AAdvantage Select Funds


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
 in thousands

                                                                 MONEY MARKET                U.S. GOVERNMENT
                                                         ----------------------------    ----------------------------
                                                           YEAR ENDED DECEMBER 31,        YEAR ENDED    DECEMBER 1 TO
                                                         ----------------------------    DECEMBER 31,    DECEMBER 31,
                                                            2002             2001            2002            2001(A)
                                                         ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income ...........................   $    121,044    $    277,571    $        802    $         81
     Net realized gain (loss) on investments .........             (9)          1,183               5               1
                                                         ------------    ------------    ------------    ------------
               NET INCREASE IN NET ASSETS RESULTING
                  FROM OPERATIONS ....................        121,035         278,754             807              82
                                                         ------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income ...........................       (121,042)       (277,571)           (802)            (81)
     Net realized gain on investment .................             --          (1,183)             (5)             (1)
                                                         ------------    ------------    ------------    ------------
               DISTRIBUTIONS TO SHAREHOLDERS .........       (121,042)       (278,754)           (807)            (82)
                                                         ------------    ------------    ------------    ------------
Capital Share Transactions (at $1.00 per share):
     Proceeds from sales of shares ...................     98,868,496      64,129,067       1,311,180         169,177
     Reinvestment of dividends and distributions .....         31,653          68,187              --              --
     Cost of shares redeemed .........................    (99,459,138)    (60,836,209)     (1,203,988)       (166,355)
                                                         ------------    ------------    ------------    ------------
              NET INCREASE (DECREASE) IN NET ASSETS
                 FROM CAPITAL SHARE TRANSACTIONS .....       (558,989)      3,361,045         107,192           2,822
                                                         ------------    ------------    ------------    ------------
 NET INCREASE (DECREASE) IN NET ASSETS ...............       (558,996)      3,361,045         107,192           2,822
NET ASSETS:
     Beginning of period .............................      5,589,030       2,227,985           2,822              --
                                                         ------------    ------------    ------------    ------------
     END OF PERIOD* ..................................   $  5,030,034    $  5,589,030    $    110,014    $      2,822
                                                         ============    ============    ============    ============
     *  Includes undistributed net investment
        income of ....................................   $          2    $         --    $         --    $         --
                                                         ============    ============    ============    ============

---------

(A) The American AAdvantage U.S. Government Money Market Select Fund commenced active operations on December 1, 2001.




                             See accompanying notes

================================================================================
American AAdvantage Select Funds


NOTES TO FINANCIAL STATEMENTS December 31, 2002
--------------------------------------------------------------------------------
NOTE 1-ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

American AAdvantage Select Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company with separate series. The following series are included in this report: American AAdvantage Money Market Select Fund and American AAdvantage U.S. Government Money Market Select Fund (each a "Fund" and collectively the "Funds"). The American AAdvantage Money Market Select Fund commenced active operations on January 1, 2000 and the American AAdvantage U.S. Government Money Market Select Fund commenced active operations on December 1, 2001.

Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows: the American AAdvantage Money Market Select Fund invests assets in the AMR Investment Services Money Market Portfolio and the American AAdvantage U.S. Government Money Market Select Fund invests assets in the AMR Investment Services U.S. Government Money Market Portfolio. Each AMR Investment Services Trust Portfolio has the same investment objectives as its corresponding Fund. The value of such investments reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (69.59% and 23.38% at December 31, 2002, of the AMR Investment Services Money Market and U.S. Government Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

The following is a summary of the significant accounting policies followed by the Funds.

Valuation of Investments

Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

Investment Income

Each Fund records its share of net investment income (loss) and realized gain
(loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination.

Dividends

The Funds generally declare dividends daily from net investment income and net short-term gain, if any, payable monthly. Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles. As of December 31, 2002, the undistributed long-term loss, on a tax basis, was approximately $9,000 for the American AAdvantage Money Market Select Fund.

Federal Income and Excise Taxes

It is the policy of each of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required. At December 31, 2002, the capital loss carryforward position for federal income tax purposes was approximately $9,000 for the American AAdvantage Money Market Select Fund which, if not offset by subsequent capital gains, will expire in 2010.

Expenses

Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses incurred by the Trust with respect to any two or more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.

Valuation of Shares

The price per share is calculated on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of the Funds' total assets (which includes the value of the Funds' investment in the Portfolio), less liabilities, by the number of Fund shares outstanding.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results may differ from those estimated.

================================================================================
American AAdvantage Select Funds


NOTES TO FINANCIAL STATEMENTS December 31, 2002 (Continued)
--------------------------------------------------------------------------------

NOTE 2-FEES AND TRANSACTIONS WITH AFFILIATES

Reimbursement of Expenses

The Manager and the Trust entered into a Management Agreement which obligates the Manager to provide or oversee administrative and management services to the Funds. The Manager has contractually agreed to reimburse the American AAdvantage U.S. Government Money Market Select Fund for other expenses through December 31, 2002 to the extent that total annual fund operating expenses exceed .12%. For the year ended December 31, 2002, the Manager reimbursed expenses totaling $13,842 to the U.S. Government Money Market Select Fund.

Other

Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided unlimited air transportation on American. However, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. Retired trustees and their spouses receive American Airlines flight benefits, plus reimbursement of any tax liability relating to such benefits, up to a maximum annual value of $40,000. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended. For the year ended December 31, 2002, the cost of air transportation was not material to either of the Funds.

================================================================================
American AAdvantage Money Market Select Fund


FINANCIAL HIGHLIGHTS (For a share outstanding throughout the period)
--------------------------------------------------------------------------------



                                                                                         YEAR ENDED DECEMBER 31,
                                                                          ---------------------------------------------------
                                                                              2002                2001(B)           2000
                                                                          -------------       -------------     -------------
 NET ASSET VALUE, BEGINNING OF PERIOD .................................   $        1.00       $        1.00     $        1.00
                                                                          -------------       -------------     -------------
       Net investment income (A) ......................................            0.02                0.04              0.06
       Less dividends from net investment income ......................           (0.02)              (0.04)            (0.06)
                                                                          -------------       -------------     -------------
NET ASSET VALUE, END OF PERIOD ........................................   $        1.00       $        1.00     $        1.00
                                                                          =============       =============     =============
TOTAL RETURN ..........................................................            1.81%               4.28%             6.58%
                                                                          =============       =============     =============
RATIOS AND SUPPLEMENTAL DATA:
       Net assets, end of period (in thousands) .......................   $   5,030,034       $   5,589,030     $   2,227,985
       Ratios to average net assets (annualized) (A):
          Expenses ....................................................            0.11%               0.12%             0.12%
          Net investment income .......................................            1.82%               3.84%             6.47%
          Decrease reflected in above expense ratio due to absorption
            of expenses by the manager ................................              --                  --              0.03%


----------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Trust Money Market Portfolio.

(B) Prior to December 1, 2001, the American AAdvantage Money Market Select Fund was known as the American Select Cash Reserve Fund.

================================================================================
American AAdvantage U.S. Government Money Market Select Fund


FINANCIAL HIGHLIGHTS (For a share outstanding throughout the period)
--------------------------------------------------------------------------------



                                                                           YEAR ENDED        DECEMBER 1 TO
                                                                          DECEMBER 31,       DECEMBER 31,
                                                                              2002              2001(B)
                                                                          ------------       ------------
 NET ASSET VALUE, BEGINNING OF PERIOD .................................   $       1.00       $       1.00
                                                                          ------------       ------------
       Net investment income (A) ......................................           0.02                 --
       Less dividends from net investment income ......................          (0.02)                --
                                                                          ------------       ------------
NET ASSET VALUE, END OF PERIOD ........................................   $       1.00       $       1.00
                                                                          ============       ============
TOTAL RETURN ..........................................................           1.74%              0.20%(C)
                                                                          ============       ============
RATIOS AND SUPPLEMENTAL DATA:
       Net assets, end of period (in thousands) .......................   $    110,014       $      2,822
       Ratios to average net assets (annualized) (A):
          Expenses ....................................................           0.12%              0.10%
          Net investment income .......................................           1.75%              2.06%
          Decrease reflected in above expense ratio due to absorption
            of expenses by the manager ................................           0.03%                --


----------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Trust U.S. Government Money Market Portfolio.

(B) The American AAdvantage U.S. Government Money Market Select Fund commenced active operations on December 1, 2001.

(C)      Not annualized.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees
AMR Investment Services Money Market Portfolio
AMR Investment Services U.S. Government Money Market Portfolio

We have audited the accompanying statements of assets and liabilities of the AMR Investment Services Money Market Portfolio and the AMR Investment Services U.S. Government Money Market Portfolio (collectively, "the Portfolios") (separate portfolios comprising the AMR Investment Services Trust), including the schedules of investments, as of December 31, 2002, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2002, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios of the AMR Investment Services Trust at December 31, 2002, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



                                                     /s/ ERNST & YOUNG LLP


Dallas, Texas
February 14, 2003

================================================================================
AMR Investment Services Money Market Portfolio


SCHEDULE OF INVESTMENTS December 31, 2002
--------------------------------------------------------------------------------
 in thousands, except share amounts

                                                                                       PAR
                                                                                      AMOUNT             VALUE
                                                                                  --------------     --------------
VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES - 18.96%
Bank of America Corporation, 1.75%, Due 2/4/2003                                       $ 35,500      $      35,503
Bank One, NA,
  1.86%, Due 4/7/2003                                                                    25,000             25,011
  1.95%, Due 4/24/2003                                                                   45,000             45,022
  1.59%, Due 8/21/2003                                                                   25,000             25,031
  1.49%, Due 9/17/2003                                                                  213,000            213,201
Bank of New York, 1.87%, Due 10/20/2003                                                 100,000            100,062
Branch Banking & Trust Company, 2.67%, Due 2/10/2003                                    205,000            204,996
National City Bank,
  1.50%, Due 3/17/2003                                                                   48,000             48,013
  1.88%, Due 4/17/2003                                                                   20,000             20,007
  1.46%, Due 6/13/2003                                                                   85,000             85,033
  1.42%, Due 11/14/2003                                                                  35,000             35,017
  1.37%, Due 12/9/2003                                                                  200,000            199,981
Spintab-Swedmortgage AB, 1.40%, Due 2/12/2003                                            72,000             71,999
Suntrust Bank, NA,
  1.47%, Due 5/23/2003                                                                   20,000             20,007
  1.51%, Due 9/5/2003                                                                    11,100             11,111
US Bank, NA, 1.86%, Due 10/29/2003                                                       50,000             50,034
Wachovia Bank, NA,
  1.58%, Due 2/18/2003                                                                   67,000             67,018
  1.58%, Due 3/19/2003                                                                   20,000             20,008
  1.49%, Due 6/4/2003                                                                    70,000             70,034
  1.56%, Due 6/18/2003                                                                   25,000             25,022
                                                                                                     -------------
       TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES                                        1,372,110
                                                                                                     -------------
PROMISSORY NOTES - 5.53%
Goldman Sachs Group, LP, 1.37%, Due 3/28/2003                                           400,000            400,000
                                                                                                     -------------
       TOTAL PROMISSORY NOTES                                                                              400,000
                                                                                                     -------------
FUNDING AGREEMENTS - 13.13%
VARIABLE RATE
General Electric Capital Assurance Company, (Note A)
  1.80%, Due 2/3/2003                                                                   150,000            150,000
  1.50%, Due 12/2/2003                                                                  250,000            250,000
Metropolitan Life Insurance Company,  (Note A)
  1.79%, Due 7/18/2003                                                                  135,000            135,000
  1.51%, Due 11/21/2003                                                                 195,000            195,000
                                                                                                     -------------
       TOTAL VARIABLE RATE                                                                                 730,000
                                                                                                     -------------
FIXED RATE
Security Life of Denver, 1.52%, Due 1/17/2003                                           220,000            220,000
                                                                                                     -------------
       TOTAL FIXED RATE                                                                                    220,000
                                                                                                     -------------
       TOTAL FUNDING AGREEMENTS                                                                            950,000
                                                                                                     -------------


                             See accompanying notes

================================================================================
AMR Investment Services Money Market Portfolio


SCHEDULE OF INVESTMENTS December 31, 2002
--------------------------------------------------------------------------------
 in thousands, except share amounts

                                                                                       PAR
                                                                                      AMOUNT             VALUE
                                                                                  --------------     --------------
ASSET-BACKED COMMERCIAL PAPER, 144A (NOTES E AND F) - 26.98%
Delaware Funding Corporation, 1.38%, Due 1/9/2003                                     $ 100,000      $      99,969
Edison Asset Securitization,
  1.69%, Due 2/14/2003                                                                  295,000            294,391
  1.33%, Due 4/11/2003                                                                  100,000             99,631
Golden Funding Corporation,
  1.37%, Due 1/24/2003                                                                   39,569             39,534
  1.37%, Due 2/11/2003                                                                   19,031             19,001
  1.37%, Due 2/20/2003                                                                   25,185             25,137
Jupiter Asset Securitization Corporation,
  1.38%, Due 1/8/2003                                                                   100,000             99,973
  1.35%, Due 1/10/2003                                                                   93,642             93,610
Kittyhawk Funding Corporation,
  1.39%, Due 1/14/2003                                                                  133,288            133,221
  1.37%, Due 1/23/2003                                                                   77,284             77,219
Long Lane Master Trust IV,
  1.42%, Due 1/6/2003                                                                    34,785             34,778
  1.44%, Due 1/6/2003                                                                    43,495             43,486
  1.41%, Due 1/7/2003                                                                    17,777             17,773
  1.42%, Due 1/10/2003                                                                   70,000             69,975
  1.42%, Due 1/16/2003                                                                   35,000             34,979
  1.39%, Due 1/21/2003                                                                   30,216             30,193
  1.39%, Due 1/29/2003                                                                   15,050             15,034
  1.41%, Due 1/29/2003                                                                    2,928              2,925
  1.40%, Due 1/31/2003                                                                   27,700             27,668
Moat Funding LLC,
  1.85%, Due 1/24/2003                                                                   22,300             22,274
Scaldis Capital LLC,
  1.40%, Due 1/24/2003                                                                   30,000             29,973
  1.40%, Due 1/27/2003                                                                   46,543             46,496
  1.40%, Due 1/28/2003                                                                   11,495             11,483
  1.53%, Due 3/26/2003                                                                   17,115             17,054
  1.51%, Due 4/11/2003                                                                   73,459             73,151
  1.51%, Due 4/14/2003                                                                   61,294             61,029
  1.51%, Due 4/17/2003                                                                   17,547             17,469
Sigma Financial, Incorporated,
  1.34%, Due 1/10/2003                                                                   10,800             10,796
  1.84%, Due 1/24/2003                                                                   93,000             92,891
Stellar Funding Group, Incorporated,
  1.38%, Due 1/2/2003                                                                    71,731             71,728
  1.38%, Due 1/3/2003                                                                    55,910             55,906
  1.38%, Due 1/6/2003                                                                    36,383             36,376
  1.37%, Due 1/30/2003                                                                  146,875            146,713
                                                                                                     -------------
       TOTAL ASSET-BACKED COMMERCIAL PAPER                                                               1,951,836
                                                                                                     -------------



                             See accompanying notes

================================================================================
AMR Investment Services Money Market Portfolio


SCHEDULE OF INVESTMENTS December 31, 2002
--------------------------------------------------------------------------------
 in thousands, except share amounts

                                                                                       PAR
                                                                                      AMOUNT             VALUE
                                                                                  --------------     --------------
COMMERCIAL PAPER (NOTE F)  - 3.03%
General Electric Capital Corporation,
  1.50%, Due 3/12/2003                                                                 $ 95,000      $      94,723
  1.32%, Due 4/15/2003                                                                  125,000            124,523
                                                                                                     -------------
       TOTAL COMMERCIAL PAPER                                                                              219,246
                                                                                                     -------------
MEDIUM-TERM NOTES - 18.70%
FIXED RATE -
General Electric Capital Corporation, 7.00%, Due 2/3/2003                                11,500             11,556
                                                                                                     -------------
       TOTAL FIXED RATE                                                                                     11,556
                                                                                                     -------------
VARIABLE RATE -
American Honda Finance Corporation, 144A (Note E)
  1.40%, Due 2/25/2003                                                                   70,000             70,000
  1.35%, Due 5/13/2003                                                                  100,000            100,000
  1.37%, Due 5/14/2003                                                                  200,000            200,000
  1.48%, Due 6/11/2003                                                                   10,000             10,004
  1.40%, Due 11/26/2003                                                                  50,000             49,991
  1.62%, Due 12/5/2003                                                                   15,000             15,031
Associates Corporation of North America, 1.86%, Due 5/8/2003                             46,505             46,553
Bank of America Corporation,
  1.84%, Due 7/7/2003                                                                    53,000             53,024
Citigroup, Incorporated, 1.89%, Due 7/17/2003                                           190,000            190,151
Credit Suisse First Boston,
  2.03%, Due 4/28/2003                                                                   25,000             25,017
  2.29%, Due 4/25/2003                                                                   95,200             95,346
  2.34%, Due 7/18/2003                                                                   13,200             13,238
General Electric Capital Corporation, 1.44%, Due 1/17/2004                              180,000            180,000
JP Morgan Chase and Company,
  1.90%, Due 1/30/2003                                                                   36,700             36,705
  1.53%, Due 2/28/2003                                                                   20,000             20,005
  1.51%, Due 3/14/2003                                                                   20,000             20,006
Morgan Stanley Dean Witter Company,
  1.62%, Due 2/21/2003                                                                   15,000             15,005
  1.61%, Due 3/6/2003                                                                    10,000             10,004
Salomon Smith Barney Holdings,
  1.62%, Due 2/11/2003                                                                   41,300             41,312
  2.08%, Due 4/28/2003                                                                   40,500             40,538
  1.80%, Due 5/7/2003                                                                    12,250             12,259
  1.72%, Due 6/6/2003                                                                    20,000             20,030
  2.12%, Due 7/24/2003                                                                   17,000             17,031
  1.55%, Due 12/19/2003                                                                  35,000             35,055
Wells Fargo & Company, 1.47%, Due 3/31/2003                                              25,000             25,007
                                                                                                     -------------
       TOTAL VARIABLE RATE                                                                               1,341,312
                                                                                                     -------------
       TOTAL MEDIUM-TERM NOTES                                                                           1,352,868
                                                                                                     -------------


                             See accompanying notes

================================================================================
AMR Investment Services Money Market Portfolio


SCHEDULE OF INVESTMENTS December 31, 2002
--------------------------------------------------------------------------------
 in thousands, except share amounts

                                                                                       PAR
                                                                                      AMOUNT             VALUE
                                                                                  --------------     --------------
REPURCHASE AGREEMENTS (NOTES C AND D) - 7.13%
Banc of America Securities, LLC, 1.26%, Due 1/2/2003                                  $ 215,000          $ 215,000
Credit Suisse First Boston Corporation, 1.25%, Due 1/2/2003                             221,076            221,076
UBS Securities, LLC, 1.27%, Due 1/2/2003                                                 80,000             80,000
                                                                                                     -------------
       TOTAL REPURCHASE AGREEMENTS                                                                         516,076
                                                                                                     -------------

OTHER SHORT-TERM INVESTMENTS - 11.95%                                                 SHARES
                                                                                  --------------
AIM Liquid Assets                                                                     1,906,273              1,906
Deutsche Cash Reserves                                                              100,000,000            100,000
Federated Prime Obligations Fund                                                    265,000,000            265,000
One Group Money Market Institutional Shares                                         498,000,999            498,001
                                                                                                     -------------
       TOTAL OTHER SHORT-TERM INVESTMENTS                                                                  864,907
                                                                                                     -------------
TOTAL INVESTMENTS - 105.41% (COST $7,627,043)                                                            7,627,043
                                                                                                     -------------
LIABILITIES, NET OF OTHER ASSETS - (5.41%)                                                                (391,372)
                                                                                                     -------------
TOTAL NET ASSETS - 100%                                                                              $   7,235,671
                                                                                                     =============

Based on the cost of investments of $7,627,043 for federal income tax purposes at December 31, 2002, there was no unrealized appreciation or depreciation of investments.

(A) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.

(B) Obligation is subject to a credit quality put back to the issuer with seven calendar days notice.

(C) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at a tri-party bank. The collateral is monitored daily by the Portfolio so that its market value exceeds the carrying value of the repurchase agreement.

(D) Collateral held at Bank of New York for Banc of America Securities, LLC, 5.00% - 6.50%, Due 12/1/2017 - 8/1/2032, Total Value $219,300; and
         at Chase Manhattan Bank and Trust for Credit Suisse First Boston Corporation, 2.75% - 6.50%, Due 8/15/04 - 12/16/05, Total Value -
         $225,501; and UBS Securities, LLC, 6.00% - 8.00%, Due 3/1/2032
         -11/01/2032, Total Value - $81,605.

(E) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,396,862 or 33.13% of net assets.

(F) Rates associated with money market securities represent discount rate at time of purchase.

ABBREVIATIONS:
AB  - Company
AG  - Company
LLC - Limited Liability Company
LP  - Limited Partnership
NA  - National Association



                             See accompanying notes

================================================================================
AMR Investment Services U.S. Government Money Market Portfolio


SCHEDULE OF INVESTMENTS December 31, 2002
--------------------------------------------------------------------------------
 in thousands, except share amounts


                                                                                       SHARES            VALUE
                                                                                   --------------    --------------
REPURCHASE AGREEMENTS (NOTES A AND B) - 49.06%
Bank of America Securities, LLC, 1.26%, Due 1/2/2003                               $     105,000     $     105,000
Credit Suisse First Boston Corporation, 1.25%, Due 1/2/2003                               20,905            20,905
UBS Securities, LLC, 1.27%, Due 1/2/2003                                                 105,000           105,000
                                                                                                     -------------
     TOTAL REPURCHASE AGREEMENTS                                                                           230,905
                                                                                                     -------------

U.S. GOVERNMENT AGENCY INSTRUMENTS - 41.49%
Federal Farm Credit Bank,
  Discount Note, 1.34%, Due 4/14/2003                                                      3,044             3,032
  Discount Note, 1.32%, Due 5/1/2003                                                      15,475            15,630
Federal Home Loan Bank,
  Discount Note, 1.27%, Due 1/2/2003  (Note C)                                            25,000            24,999
  Agency Note, 1.33%, Due 1/13/2003                                                       10,000            10,012
  Agency Note, 1.76%, Due 12/8/2003, Callable 2/12/2003                                   15,000            15,000
  Floating Rate Note, 1.27%, Due 2/19/2003                                                20,000            20,000
  Discount Note, 1.34%, Due 7/17/2003 (Note C)                                             2,100             2,085
Federal Home Loan Mortgage Corporation, (Note C)
  Discount Note, 1.80%, Due 1/8/2003                                                      15,000            14,995
  Discount Note, 1.28%, Due 1/21/2003                                                      5,921             5,917
  Discount Note, 1.24%, Due 1/28/2003                                                     25,000            24,977
  Discount Note, 1.87%, Due 4/24/2003                                                     10,000             9,941
  Discount Note, 1.32%, Due 5/15/2003                                                      6,505             6,650
  Discount Note, 1.32%, Due 6/25/2003                                                      5,000             4,968
  Discount Note, 1.76%, Due 7/17/2003                                                     10,000             9,904
Federal National Mortgage Association, (Note C)
  Discount Note, 1.28%, Due 3/12/2003                                                     12,337            12,306
  Discount Note, 1.67%, Due 8/22/2003                                                     15,000            14,838
                                                                                                     -------------
     TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS                                                              195,254
                                                                                                     -------------


                             See accompanying notes

================================================================================
AMR Investment Services U.S. Government Money Market Portfolio


SCHEDULE OF INVESTMENTS December 31, 2002
--------------------------------------------------------------------------------
 in thousands, except share amounts



                                                                                       SHARES            VALUE
                                                                                   --------------    --------------
SHORT-TERM INVESTMENTS - 9.35%
AIM Government Money Market Fund                                                      22,000,000     $      22,000
One Group Government Money Market Fund                                                22,000,000            22,000
                                                                                                     -------------
     TOTAL SHORT-TERM INVESTMENTS                                                                           44,000
                                                                                                     -------------

TOTAL INVESTMENTS - 99.90% (COST $470,159)                                                                 470,159
                                                                                                     -------------

OTHER ASSETS, NET OF LIABILITIES - 0.10%                                                                       478
                                                                                                     -------------

TOTAL NET ASSETS - 100%                                                                              $     470,637
                                                                                                     =============

Based on the cost of investments of $470,159 for federal income tax purposes at December 31, 2002, there was no unrealized appreciation or depreciation of investments.

(A) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at a tri-party bank. The collateral is monitored daily by the Portfolio so that its market value exceeds the carrying value of the repurchase agreement.

(B) Collateral held at Bank of New York for Banc of America Securities, LLC, 6.00% - 6.50%, Due 7/1/2017 - 12/1/2032, Total Value - $107,100;
         and at Chase Manhattan Bank and Trust for Credit Suisse First Boston Corporation, 6.50%, Due 8/15/2004, Total Value - $21,327; and UBS Securities, LLC, 6.00%, Due 4/1/2014 and 6.50% - 7.00%, Due 4/1/2009 -
         4/1/2032, Total Value - $107,100.

(C)      Rates represent discount rate.


                             See accompanying notes

================================================================================
AMR Investment Services Trust Portfolios


STATEMENTS OF ASSETS AND LIABILITIES December 31, 2002
--------------------------------------------------------------------------------
 in thousands

                                                                                                  U.S. GOVERNMENT
                                                                                 MONEY MARKET      MONEY MARKET
                                                                                ---------------   ---------------
ASSETS:
       Investments in securities at value
         (cost - $7,110,967 and $239,254, respectively)  ....................   $     7,110,967   $       239,254
       Repurchase agreements (cost - $516,076 and $230,905, respectively)  ..           516,076           230,905
       Cash .................................................................             1,314                --
       Dividends and interest receivable ....................................             8,317               517
                                                                                ---------------   ---------------
TOTAL ASSETS ................................................................         7,636,674           470,676
                                                                                ---------------   ---------------
LIABILITIES:
       Payable for investments purchased ....................................           400,000                --
       Management and investment advisory fees payable (Note 2)  ............               775                32
       Other liabilities ....................................................               228                 7
                                                                                ---------------   ---------------
TOTAL LIABILITIES ...........................................................           401,003                39
                                                                                ---------------   ---------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS ....................   $     7,235,671   $       470,637
                                                                                ===============   ===============



                             See accompanying notes

================================================================================
AMR Investment Services Trust Portfolios


STATEMENTS OF OPERATIONS Year Ended December 31, 2002
--------------------------------------------------------------------------------
 in thousands

                                                                               U.S. GOVERNMENT
                                                              MONEY MARKET      MONEY MARKET
                                                             ---------------   ---------------
INVESTMENT INCOME:
       Interest income ...................................   $       175,633   $         7,319
                                                             ---------------   ---------------
             TOTAL INVESTMENT INCOME .....................           175,633             7,319
                                                             ---------------   ---------------
Expenses:
       Management and investment advisory fees (Note 2) ..             9,133               399
       Custodian fees ....................................               326                57
       Professional fees .................................               130                 4
       Other expenses ....................................               187                19
                                                             ---------------   ---------------
             TOTAL EXPENSES ..............................             9,776               479
                                                             ---------------   ---------------
Net investment income ....................................           165,857             6,840
                                                             ---------------   ---------------
Realized Gain on Investments:
       Net realized gain on investments ..................                 6                34
                                                             ---------------   ---------------
              NET GAIN ON INVESTMENTS ....................                 6                34
                                                             ---------------   ---------------
Net increase in net assets resulting from operations .....   $       165,863   $         6,874
                                                             ===============   ===============


                             See accompanying notes

================================================================================
AMR Investment Services Trust Portfolios


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
 in thousands

                                                                           MONEY MARKET              U.S. GOVERNMENT MONEY MARKET
                                                                  ------------------------------    ------------------------------
                                                                       YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                  ------------------------------    ------------------------------
                                                                      2002             2001             2002             2001
                                                                  -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income ...................................... $     165,857    $     393,466    $       6,840    $      10,024
     Net realized gain on investments ...........................             6            1,556               34               66
                                                                  -------------    -------------    -------------    -------------
          TOTAL INCREASE IN NET ASSETS RESULTING
            FROM OPERATIONS .....................................       165,863          395,022            6,874           10,090
                                                                  -------------    -------------    -------------    -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
     Contributions ..............................................   106,944,248       72,574,660        2,200,353        1,074,932
     Withdrawals ................................................  (108,139,347)     (69,694,620)      (2,032,412)      (1,001,453)
                                                                  -------------    -------------    -------------    -------------
          NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
            TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS .....    (1,195,099)       2,880,040          167,941           73,479
                                                                  -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS ...........................    (1,029,236)       3,275,062          174,815           83,569
                                                                  -------------    -------------    -------------    -------------
NET ASSETS:
     Beginning of period ........................................     8,264,907        4,989,845          295,822          212,253
                                                                  -------------    -------------    -------------    -------------
     END OF PERIOD .............................................. $   7,235,671    $   8,264,907    $     470,637    $     295,822
                                                                  =============    =============    =============    =============


                             See accompanying notes

================================================================================
AMR Investment Services Trust Portfolios


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    MONEY MARKET
                                  --------------------------------------------------------------------------------
                                                                           TWO MONTHS
                                           YEAR ENDED DECEMBER 31,            ENDED        YEAR ENDED OCTOBER 31,
                                  --------------------------------------   DECEMBER 31,   ------------------------
                                     2002          2001          2000          1999          1999          1998
                                  ----------    ----------    ----------    ----------    ----------    ----------
TOTAL RETURN: .................         1.81%         4.30%          N/A           N/A           N/A           N/A
RATIOS TO AVERAGE NET ASSETS:
   Expenses ...................         0.11%         0.11%         0.11%         0.11%         0.11%         0.16%
   Net investment income ......         1.81%         3.95%         6.40%         5.77%         5.11%         5.56%

================================================================================
AMR Investment Services Trust Portfolios


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                           U.S. GOVERNMENT MONEY MARKET
                                  --------------------------------------------------------------------------------
                                                                           TWO MONTHS
                                           YEAR ENDED DECEMBER 31,            ENDED        YEAR ENDED OCTOBER 31,
                                  --------------------------------------   DECEMBER 31,   ------------------------
                                     2002          2001          2000          1999          1999          1998
                                  ----------    ----------    ----------    ----------    ----------    ----------
TOTAL RETURN: ..................    1.74%         4.24%          N/A             N/A          N/A           N/A
RATIOS TO AVERAGE NET ASSETS:
    Expenses ...................    0.12%         0.11%         0.13%           0.12%        0.12%         0.17%
    Net investment income ......    1.71%         3.99%         6.27%           5.67%        4.89%         5.45%

================================================================================
AMR Investment Services Trust


NOTES TO FINANCIAL STATEMENTS December 31, 2002
--------------------------------------------------------------------------------

NOTE 1-ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Money Market Portfolio and the AMR Investment Services U.S. Government Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

The following is a summary of the significant accounting policies followed by the Portfolios.

Security Valuation

Securities of the Portfolios are valued using the amortized cost method. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Federal Income and Excise Taxes

The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code.

Repurchase Agreements

Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by each Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

NOTE 2-TRANSACTIONS WITH AFFILIATES

Management Agreement

The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios .10% of the average daily net assets of each of the Portfolios.

Other

Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free

================================================================================
AMR Investment Services Trust


NOTES TO FINANCIAL STATEMENTS December 31, 2002 (continued)
--------------------------------------------------------------------------------

unlimited air transportation on American. However, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. Retired trustees and their spouses receive American Airlines flight benefits, plus reimbursement of any tax liability relating to such benefits, up to a maximum annual value of $40,000. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended. For the year ended December 31, 2002, the cost of air transportation was not material to any of the Portfolios.

NOTE 3-SUBSEQUENT EVENT

During the period January 1, 2003 through February 14, 2003, the U.S. Government Money Market Portfolio experienced net redemptions of approximately $140.2 million.

================================================================================

TRUSTEES AND OFFICERS OF THE TRUST AND THE AMR INVESTMENT SERVICES TRUST (Unaudited)
--------------------------------------------------------------------------------

The Trustees and officers of the Trust and AMR Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-four funds in the fund complex that includes the AMR Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds. The Trust's Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-231-4252.

                                         POSITION, TERM OF
                                         OFFICE AND LENGTH
                                           OF TIME SERVED
NAME, AGE AND ADDRESS                     WITH EACH TRUST     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
---------------------                    -----------------    ---------------------------------------------------------------------
INTERESTED TRUSTEE
                                                Term
                                         Lifetime of Trust
                                           until removal,
                                           resignation or
                                            retirement*

William F. Quinn** (55)                    President and      President, AMR Investment Services, Inc. (1986-Present); Chairman,
                                           Trustee of AMR     American Airlines Federal Credit Union (1989-Present); Director,
                                          Trust since 1995    Crescent Real Estate Equities, Inc. (1994-Present); Director MW
                                        and the Trust since   Pritchard, Hubble & Herr, LLC (2001-Present);  Member, Southern
                                                1999          Methodist University Endowment Fund Investment Committee
                                                              (1996-Present); Member, Southern Methodist University Cox School of
                                                              Business Advisory Board (1999-Present); Member, New York Stock
                                                              Exchange Pension Manager Committee (1997-1998, 2000-Present);
                                                              Trustee, American AAdvantage Funds (1987-Present); Trustee,
                                                              American AAdvantage Mileage Funds (1995-Present).

Alan D. Feld** (66)                        Trustee of AMR     Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm)
                                          Trust since 1996    (1960-Present); Director, Clear Channel Communications
                                        and the Trust since   (1984-Present); Trustee, CenterPoint Properties, Inc.
                                                1999          (1994-Present); Trustee, American AAdvantage Funds (1996-Present);
                                                              Trustee, American AAdvantage AAdvantage Mileage Funds
                                                              (1996-Present).

NON-INTERESTED TRUSTEES
                                                Term
                                         Lifetime of Trust
                                           until removal,
                                           resignation or
                                            retirement*

Stephen D. O'Sullivan (67)                 Trustee of AMR     Consultant (1994-Present); Trustee, American AAdvantage Funds
                                          Trust since 1995    (1987-Present); Trustee, American AAdvantage Mileage Funds
                                        and the Trust since   (1995-Present).
                                                1999

R. Gerald Turner (57)                    Trustee since 2001   President, Southern Methodist University (1995-Present); Director,
225 Perkins Admin. Bldg.                                      ChemFirst (1986-Present); Director, J.C. Penney Company, Inc.
Southern Methodist University                                 (1996-Present); Director, California Federal Preferred Capital
Dallas, Texas 75275                                           Corp. (2001-Present); Member, United Way of Dallas Board of
                                                              Directors; Member, Salvation Army of Dallas Board of Directors;
                                                              Member, Methodist Hospital Advisory Board; Member, Knight
                                                              Commission on Intercollegiate Athletics; Member, National
                                                              Association of Independent Colleges and Universities Board of
                                                              Directors; Trustee, American AAdvantage Funds (2001-Present);
                                                              Trustee, American AAdvantage Mileage Funds (2001-Present).


================================================================================

TRUSTEES AND OFFICERS OF THE TRUST AND THE AMR INVESTMENT SERVICES TRUST (Unaudited) (continued)
--------------------------------------------------------------------------------


                                         POSITION, TERM OF
                                         OFFICE AND LENGTH
                                           OF TIME SERVED
NAME, AGE AND ADDRESS                     WITH EACH TRUST     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
---------------------                    -----------------    ---------------------------------------------------------------------
NON-INTERESTED TRUSTEES (CONT.)


Kneeland Youngblood (47)                   Trustee of AMR     Managing Partner, Pharos Capital Group, LLC (a private equity firm)
100 Crescent Court                        Trust since 1996    (1998-Present); Trustee, The Hockaday School (1997-Present);
Suite 1740                              and the Trust since   Director, Starwood Hotels and Resorts (2001-Present); Member,
Dallas, Texas 75201                             1999          Council on Foreign Relations (1995-Present); Director, Just For the
                                                              Kids (1995-Present); Director, L&B Realty Advisors (1998-2000);
                                                              Trustee, Teachers Retirement System of Texas (1993-1999); Director,
                                                              United States Enrichment Corporation (1993-1998); Director,
                                                              Starwood Financial Trust (1998-2001); Trustee, American AAdvantage
                                                              Funds (1996-Present); Trustee, American AAdvantage Mileage Funds
                                                              (1996-Present).


OFFICERS
                                                Term
                                              One Year

Nancy A. Eckl (40)                        VP of AMR Trust     Vice President, Trust Investments, AMR Investment Services, Inc.
                                         since 1995 and the   (1990-Present).
                                          Trust since 1999

Michael W. Fields (49)                    VP of AMR Trust     Vice President, Fixed Income Investments, AMR Investment Services,
                                         since 1995 and the   Inc. (1988-Present).
                                          Trust since 1999

Barry Y. Greenberg (39)                   VP and Assistant    Vice President, Legal and Compliance, AMR Investment Services, Inc.
                                          Secretary of AMR    (1995-Present).
                                          Trust since 1995
                                        and the Trust since
                                                1999

Rebecca L. Harris (36)                    Treasurer of AMR    Vice President, Finance, AMR Investment Services, Inc.
                                          Trust since 1995    (1995-Present).
                                        and the Trust since
                                                1999

John B. Roberson (44)                     VP of AMR Trust     Vice President, Director of Sales, AMR Investment Services, Inc.
                                         since 1995 and the   (1991-Present).
                                          Trust since 1999

Robert J. Zutz (50)                       Secretary of AMR    Partner, Kirkpatrick & Lockhart LLP (law firm).
1800 Massachusetts Ave. NW                Trust since 1998
2nd Floor                               and the Trust since
Washington, D.C. 20036                          1999


* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Mr. Quinn.

** Mr. Quinn is deemed to be an "interested person" of the Trust and AMR Trust, as defined by the 1940 Act, because Mr. Quinn is President of the Manager. Mr. Feld is deemed to be an "interested person" of the AMR Trust only, as defined by the 1940 Act, because Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to one or more of the AMR Trust's investment advisers.

================================================================================
American AAdvantage Select Funds

PRIVACY POLICY
(Unaudited)
--------------------------------------------------------------------------------

The American AAdvantage Select Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

     o    information we receive from you on applications or other forms;

     o    information about your transactions with us or our service providers;
          and

     o    information we receive from third parties.

We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic information, we maintain safeguards that comply with federal standards.


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